Goodwill and Other Identifiable Intangible Assets - Changes in Carrying Amount of Goodwill by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Beginning Balance	$ 4,860.7	$ 4,837.5
Acquisitions/ divestitures	6.8	(3.4)
Foreign currency translation/other	(125.6)	26.6
Ending Balance	4,741.9	4,860.7
Valves & Controls
Goodwill [Roll Forward]
Beginning Balance	1,511.6	1,511.6
Acquisitions/ divestitures	0	0
Foreign currency translation/other	0	0
Ending Balance	1,511.6	1,511.6
Flow & Filtration Solutions [Member]
Goodwill [Roll Forward]
Beginning Balance	1,036.4	1,019.6
Acquisitions/ divestitures	0	(5.7)
Foreign currency translation/other	(94.0)	22.5
Ending Balance	942.4	1,036.4
Water Quality Systems [Member]
Goodwill [Roll Forward]
Beginning Balance	1,154.7	1,144.6
Acquisitions/ divestitures	6.8	7.6
Foreign currency translation/other	(23.9)	2.5
Ending Balance	1,137.6	1,154.7
Technical Solutions
Goodwill [Roll Forward]
Beginning Balance	1,158.0	1,161.7
Acquisitions/ divestitures	0	(5.3)
Foreign currency translation/other	(7.7)	1.6
Ending Balance	$ 1,150.3	$ 1,158.0